Investment in Associated Companies (Additional Information - ZIM) (Narrative) (Details) $ in Thousands	1 Months Ended													3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) shares	Nov. 30, 2021 ₪ / shares	Nov. 30, 2021 USD ($)	Aug. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	May 31, 2021 ₪ / shares	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($) shares	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2021 ₪ / shares	Nov. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Jul. 14, 2014
Disclosure of associates [line items]
Total equity	$ 2,280,286															$ 2,280,286	$ 1,276,008	$ 711,788		$ 715,718
Operating profit/loss from continuing operations																22,541	23,013	55,974
Profit/loss for the year																875,317	504,225	2,442
Impairment loss recognised in profit or loss																	(43,505)
Borrowings	1,210,114															1,210,114	918,305
Proceeds from repurchase of notes																262,750	280,874	0
Repayments of bonds, notes and debentures																637,836	123,554
Kenon's share of the dividends			$ 73,000				$ 61,000
ZIM [Member]
Disclosure of associates [line items]
Total equity	4,600,000															4,600,000	274,000
Working capital	2,300,000															2,300,000	50,000
Operating profit/loss from continuing operations																5,800,000	722,000	153,000
Profit/loss for the year																4,600,000	524,000	(13,000)
Liquidity	3,600,000															3,600,000
Impairment loss recognised in profit or loss													$ 72,000			0	$ (43,505)		$ 28,000
Percentage valuation of equity investment																	32.00%
Dividend per share | ₪ / shares		₪ 2.50				₪ 2
Dividend approved			$ 299,000				$ 237,000
Revolving borrowing capacity																		$ 100,000
Minimum balance of cash required to comply in credit facility	125,000															125,000
Investments in associates	1,354,212															1,354,212	$ 297,148
Percentage of enterprise value as cost of disposal																	2.00%
Amount of withdrawn under factoring facility	$ 0															$ 0	$ 2,000
Minimum holding percentage, consent to transfer																					35.00%
Minimum holding percentage, prior notice																					24.00%
Minimum shareholder interest																					35.00%
Issue of equity									$ 225,000
Number of shares issued | shares	6,000,000								15,000,000							6,000,000
Number of share issued stock option exercised | shares	1,200,000			4,000,000
Recognized gain (loss) on dilution	$ 13,000			$ 27,000												$ 10,000
Number of shares sold | shares															1,200,000
Average price of shares sold | ₪ / shares														₪ 58
Value of shares sold															$ 67,000
Gain on sale of shares by Kenon															$ 30
Proportion of ownership interest in associate															28.00%	26.00%	32.00%
Proportion of ownership interest in joint venture																	32.00%
ZIM [Member] | Fully diluted basis [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture																	28.00%
ZIM [Member] | Tranche A [Member]
Disclosure of associates [line items]
Loan repayment												$ 13,000
ZIM [Member] | Tranche C and D [Member]
Disclosure of associates [line items]
Proceeds from repurchase of notes											$ 60,000
Repayments of bonds, notes and debentures					$ 349,000
ZIM [Member] | Tranche C [Member]
Disclosure of associates [line items]
Proceeds from repurchase of notes										$ 47,000
Notes aggregate face value										58,000
Gain from repurchase of debt										$ 6,000
Repayments of bonds, notes and debentures								$ 85,000
ZIM [Member] | Bottom of range [member]
Disclosure of associates [line items]
Total equity																	$ 430,000
ZIM [Member] | Top of range [member]
Disclosure of associates [line items]
Total equity																	$ 585,000